Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.2%
474,341	Schwab U.S. TIPS ETF	$ 27,279,351	4.0
160,228	Vanguard Global ex-U.S. Real Estate ETF	6,875,383	1.0
98,454	Vanguard Real Estate ETF	6,877,012	1.0
98,884	Vanguard Russell 1000 Growth ETF	15,295,377	2.2
152,261	Vanguard Value ETF	13,560,365	2.0

	Total Exchange-Traded Funds
	(Cost $77,054,929)	69,887,488	10.2

MUTUAL FUNDS: 89.3%
	Affiliated Investment Companies: 89.3%
1,777,422	Voya Floating Rate Fund - Class I	14,219,377	2.1
757,601	Voya High Yield Bond Fund - Class R6	5,318,356	0.8
598,591	Voya Index Plus LargeCap Portfolio - Class I	13,516,176	2.0
4,242,085	Voya Intermediate Bond Fund - Class R6	42,887,477	6.2
2,210,827	Voya Large Cap Value Fund - Class R6	20,450,151	3.0
698,377	Voya Large-Cap Growth Fund - Class R6	28,870,914	4.2
1,170,415	Voya MidCap Opportunities Portfolio - Class I	13,494,881	2.0
4,207,803	Voya Multi-Manager Emerging Markets Equity Fund - Class I	39,847,893	5.8
7,601,055	Voya Multi-Manager International Equity Fund - Class I	67,269,334	9.8
9,124,119	Voya Multi-Manager International Factors Fund - Class I	67,700,960	9.9
2,041,993	Voya Multi-Manager Mid Cap Value Fund - Class I	13,375,053	1.9
929,051	Voya Short Term Bond Fund - Class R6	8,872,440	1.3
1,166,851	Voya Small Company Portfolio - Class I	13,500,468	2.0
1,580,012	Voya Strategic Income Opportunities Fund - Class R6	14,425,513	2.1
2,090,291	Voya U.S. High Dividend Low Volatility Fund - Class R6	20,401,244	3.0
5,705,314	Voya U.S. Stock Index Portfolio - Class I	77,877,532	11.4
2,897,533	VY® Invesco Comstock Portfolio - Class I	33,698,309	4.9
2,644,884	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	68,502,501	10.0
680,561	VY® T. Rowe Price Growth Equity Portfolio - Class I	47,162,880	6.9

	Total Mutual Funds
	(Cost $741,278,735)	611,391,459	89.3

	Total Investments in Securities (Cost $818,333,664)	$ 681,278,947	99.5
	Assets in Excess of Other Liabilities	3,403,780	0.5
	Net Assets	$ 684,682,727	100.0

Voya Solution 2035 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 69,887,488	$ –	$ –	$ 69,887,488
Mutual Funds	611,391,459	–	–	611,391,459
Total Investments, at fair value	$ 681,278,947	$ –	$ –	$ 681,278,947
Other Financial Instruments+
Futures	2,538,573	–	–	2,538,573
Total Assets	$ 683,817,520	$ –	$ –	$ 683,817,520
Liabilities Table
Other Financial Instruments+
Futures	$ (1,311,959)	$ –	$ –	$ (1,311,959)
Total Liabilities	$ (1,311,959)	$ –	$ –	$ (1,311,959)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$ 17,297,721	$ 914,848	$ (1,543,750)	$ (2,449,442)	$ 14,219,377	$192,462	$ (111,737)	$ -
Voya High Yield Bond Fund - Class R6	-	5,014,847	(18,749)	322,258	5,318,356	9,347	(371)	-
Voya Index Plus LargeCap Portfolio - Class I	17,422,011	487,720	(732,768)	(3,660,787)	13,516,176	-	(62,092)	-
Voya Intermediate Bond Fund - Class R6	50,880,831	969,140	(7,473,137)	(1,489,357)	42,887,477	446,794	436,651	-
Voya Large Cap Value Fund - Class R6	26,129,609	2,253,199	(904,143)	(7,028,514)	20,450,151	-	5,596	-
Voya Large-Cap Growth Fund - Class R6	37,132,522	347,894	(3,811,028)	(4,798,474)	28,870,914	-	(244,214)	-
Voya MidCap Opportunities Portfolio - Class I	17,188,895	107,044	(864,566)	(2,936,492)	13,494,881	-	102,475	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	53,439,166	2,270,347	(1,466,105)	(14,395,515)	39,847,893	-	353,370	-
Voya Multi-Manager International Equity Fund - Class I	87,993,594	4,808,584	(3,184,087)	(22,348,757)	67,269,334	-	(230,780)	-
Voya Multi-Manager International Factors Fund - Class I	87,060,990	4,076,682	(3,300,293)	(20,136,419)	67,700,960	-	(346,987)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	17,281,667	2,554,185	(718,996)	(5,741,803)	13,375,053	-	(112,504)	-
Voya Short Term Bond Fund - Class R6	17,011,832	192,321	(7,963,300)	(368,413)	8,872,440	93,750	(207,868)	-
Voya Small Company Portfolio - Class I	17,383,499	2,618,214	(1,263,123)	(5,238,122)	13,500,468	-	(402,206)	-
Voya Strategic Income Opportunities Fund - Class R6	17,107,313	836,814	(1,736,978)	(1,781,636)	14,425,513	156,791	(10,330)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,045,286	1,929,188	(1,840,996)	(5,732,234)	20,401,244	-	(21,520)	-
Voya U.S. Stock Index Portfolio - Class I	100,593,983	1,718,297	(5,282,799)	(19,151,949)	77,877,532	-	(341,670)	-
VY® Invesco Comstock Portfolio - Class I	43,781,711	5,886,385	(1,791,972)	(14,177,815)	33,698,309	-	(275,743)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	86,491,854	535,221	(8,335,455)	(10,189,119)	68,502,501	-	265,545	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	60,821,081	374,655	(6,687,564)	(7,345,292)	47,162,880	-	(1,407,257)	-
	$781,063,565	$37,895,585	$(58,919,809)	$(148,647,882)	$611,391,459	$899,144	$(2,611,642)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution 2035 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	118	06/19/20	$ 6,770,840	$ 858,017
S&P 500® E-Mini	53	06/19/20	6,809,705	437,410
U.S. Treasury Ultra Long Bond	63	06/19/20	13,978,125	1,243,146
			$ 27,558,670	$ 2,538,573
Short Contracts:
Mini MSCI EAFE Index	(87)	06/19/20	(6,782,955)	(557,899)
U.S. Treasury 10-Year Note	(150)	06/19/20	(20,803,125)	(754,060)
			$ (27,586,080)	$ (1,311,959)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $831,327,336.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 3,888,151
Gross Unrealized Depreciation	(152,709,926)
Net Unrealized Depreciation	$(148,821,775)